ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 52,232,000	$ 36,854,000	$ 39,828,000
Time deposits	89,000	410,000
Restricted cash	42,145,000	23,852,000	$ 0
Amounts due from subsidiaries and VIEs	218,000	155,000
Other current assets	14,138,000	8,983,000
Total current assets	321,176,000	245,393,000
Non-current assets
Deferred tax assets	953,000	1,033,000
Other long-term investments	8,651,000	1,503,000
Investment in an equity investee	460,000	158,000
Total non-current assets	148,939,000	76,123,000
Total assets	470,115,000	321,516,000
Current liabilities
Accrued liabilities and other current liabilities	29,331,000	19,937,000
Convertible notes at fair value		49,008,000
Total current liabilities	162,847,000	203,940,000
Non-current liability
Other liabilities	4,896,000	449,000
Total non-current liabilities	28,180,000	3,020,000
Total liabilities	191,027,000	206,960,000
Commitments and contingencies
Equity
Treasury shares	(10,341,000)	(4,858,000)
Total iClick Interactive Asia Group Limited shareholders’ equity	272,102,000	102,101,000
Total liabilities and equity	470,115,000	321,516,000
Parent Company | Reportable legal entities
Current assets
Cash and cash equivalents	402,000	20,459,000
Time deposits	46,000	301,000
Restricted cash	5,266,000	2,930,000
Amounts due from subsidiaries and VIEs	162,486,000	84,831,000
Other current assets	1,095,000	1,226,000
Total current assets	169,295,000	109,747,000
Non-current assets
Deferred tax assets	194,000	201,000
Investments in subsidiaries and VIEs	116,388,000	42,783,000
Other long-term investments	1,522,000	1,503,000
Investment in an equity investee	460,000	158,000
Total non-current assets	118,564,000	44,645,000
Total assets	287,859,000	154,392,000
Current liabilities
Accrued liabilities and other current liabilities	7,627,000	2,834,000
Convertible notes at fair value		49,008,000
Total current liabilities	7,627,000	51,842,000
Non-current liability
Other liabilities	8,130,000	449,000
Total non-current liabilities	8,130,000	449,000
Total liabilities	15,757,000	52,291,000
Commitments and contingencies
Equity
Ordinary shares	46,000	29,000
Treasury shares	(10,341,000)	(4,858,000)
Other shareholders’ equity	282,397,000	106,930,000
Total iClick Interactive Asia Group Limited shareholders’ equity	272,102,000	102,101,000
Total liabilities and equity	$ 287,859,000	$ 154,392,000